Supplement dated October 20, 2015 to the Prospectus dated May 1, 2015 for the Pacific Odyssey (offered before October 1, 2013) variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Contract Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life & Annuity Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the Contract Prospectus dated May 1, 2015, as supplemented. Please retain it for future reference.

All changes in this supplement will occur October 30, 2015, unless otherwise noted below.

Starting October 26, 2015, the address used for overnight delivery will change to the following:

Pacific Life & Annuity Company

6750 Mercy Road, 4th Floor, RSD

Omaha, Nebraska 68106

From October 26, 2015 through November 20, 2015, any correspondence (including but not limited to subsequent Purchase Payments, applications and/or other forms, written requests, or questions) mailed, In Proper Form, to the prior overnight address (1299 Farnam Street, 6th Floor, RSD, Omaha, Nebraska 68102) will be considered received as of the day of receipt and forwarded to the new address set forth above. Beginning November 21, 2015, any correspondence mailed to the prior overnight address will be forwarded to the new overnight address set forth above and will be considered received once it arrives, In Proper Form, at the new overnight address.

The following Investment Options will be available:

AMERICAN FUNDS INSURANCE SERIES®	INVESTMENT GOAL	MANAGER
American Funds® IS Asset Allocation FundSM Class 4	Provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Management CompanySM
American Funds® IS Blue Chip Income and Growth FundSM Class 4	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management CompanySM
American Funds® IS Bond FundSM Class 4	Provide as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management CompanySM
American Funds® IS Global Balanced FundSM Class 4	Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	Capital Research and Management CompanySM
American Funds® IS Global Bond FundSM Class 4	Provide you, over the long term, with a high level of total return consistent with prudent investment management.	Capital Research and Management CompanySM
American Funds® IS Global Growth and Income FundSM Class 4	Provide you with long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds® IS Global Small Capitalization FundSM Class 4	Provide you with long-term growth of capital.	Capital Research and Management CompanySM
American Funds® IS Growth FundSM Class 4	Provide you with growth of capital.	Capital Research and Management CompanySM
American Funds® IS Growth-Income FundSM Class 4	Provide long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds® IS High-Income Bond FundSM Class 4	Provide you with a high level of current income. Its secondary investment objective is capital appreciation.	Capital Research and Management CompanySM

FIRST TRUST VARIABLE INSURANCE TRUST	INVESTMENT GOAL	MANAGER
First Trust Dorsey Wright Tactical Core Portfolio Class I	Seeks to provide total return.	First Trust Advisors L.P.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST	INVESTMENT GOAL	MANAGER
ClearBridge Variable Aggressive Growth Portfolio – Class II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST	INVESTMENT GOAL	MANAGER
Neuberger Berman AMT Absolute Return Multi-Manager Portfolio Class S	Seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.	Neuberger Berman Management LLC

OPPENHEIMER VARIABLE ACCOUNT FUNDS	INVESTMENT GOAL	MANAGER
Oppenheimer Global Fund/VA Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
Diversified Alternatives Portfolio	Seeks to provide total return.	Pacific Life Fund Advisors LLC

For more information on the new Fund portfolios, including a discussion of the investment techniques, charges and expenses, and risks associated with each portfolio’s investments, see the applicable Fund prospectus. You can obtain an applicable Fund prospectus by contacting your financial advisor or online at www.PacificLife.com.

The Subadviser for the Pacific Select Fund Small-Cap Value Portfolio will be changed to the following:

AllianceBernstein L.P.

Effective October 1, 2015, the Adviser for the Fidelity VIP FundsManager® 60% Portfolio (Service Class 2) changed to the following:

Fidelity Management & Research Co., Inc.

The term Fund under the TERMS USED IN THIS PROSPECTUS section is amended to include the following:

Legg Mason Partners Variable Equity Trust, Neuberger Berman Advisers Management Trust, and Oppenheimer Variable Account Funds.

The second and third bullets of the Transferring Among Investment Options subsection of the OVERVIEW section and the Transfers and Market-timing Restrictions subsection of the HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED section are replaced with the following:

•	Only 2 transfers in any calendar month may involve any of the following Investment Options: American Funds IS Capital Income Builder Fund, American Funds IS Global Balanced Fund, American Funds IS Global Bond Fund, American Funds IS Global Growth Fund, American Funds IS Global Growth and Income Fund, American Funds IS Global Small Capitalization Fund, American Funds IS International Fund, American Funds IS International Growth and Income Fund, American Funds IS New World Fund, Invesco V.I. Balanced-Risk Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value Portfolio, International Small-Cap Portfolio, International Large-Cap Portfolio, Emerging Markets Portfolio, Emerging Markets Debt Portfolio, First Trust/Dow Jones Dividend & Income Allocation Portfolio, Fidelity VIP FundsManager 60% Portfolio, Franklin Mutual Global Discovery VIP Fund, Templeton Global Bond VIP Fund, Ivy Funds VIP Energy, Lord Abbett International Core Equity Portfolio, Lord Abbett Total Return Portfolio, Oppenheimer Global Fund/VA or Oppenheimer International Growth Fund/VA.

•	Only 2 transfers into or out of each American Funds IS Asset Allocation Fund, American Funds IS Blue Chip Income and Growth Fund, American Funds IS Bond Fund, American Funds IS Growth Fund, American Funds IS Growth-Income Fund, American Funds IS High-Income Bond Fund, American Funds IS Managed Risk Allocation Fund, American Funds IS U.S. Government/AAA-Rated Securities Fund, Global Absolute Return Portfolio, Currency Strategies Portfolio, Lord Abbett Bond Debenture Portfolio, MFS Utilities Series, PIMCO CommodityRealReturn Strategy Portfolio, or Van Eck Global Hard Assets Fund Investment Option may occur in any calendar month.

The table in the Total Annual Fund Operating Expenses subsection of the OVERVIEW section is replaced with the following:

	Minimum	Maximum
Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.28%	8.84%
Range of total annual portfolio operating expenses after any waivers or expense reimbursements	0.28%	3.26%

To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain Portfolios of their respective Funds which may reduce the Portfolio’s expenses. The range of expenses in the first row above does not include the effect of any waiver and/or expense reimbursement arrangement. The range of expenses in the second row above includes the effect of Fund waiver and/or expense reimbursement arrangements that are in effect. The waiver and/or reimbursement arrangements vary in length. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular Fund.

The table and footnote in the Examples subsection of the OVERVIEW section is replaced with the following:

•	If you surrendered, annuitized, or left your money in your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,502	$4,238	$6,644	$11,394
Minimum*	$69	$218	$379	$847

* In calculating the examples above, we used the maximum and minimum total operating expenses of all the Portfolios as shown in the Fees And Expenses section of each Fund Prospectus. For more information on Contract fees and expenses, see CHARGES, FEES AND DEDUCTIONS in the Contract Prospectus, and see each Fund Prospectus. See the FINANCIAL HIGHLIGHTS (Condensed Financial Information) appendix in the Contract Prospectus for condensed financial information about the Subaccounts.

The Investment Adviser subsection under the YOUR INVESTMENT OPTIONS section is amended to include the following:

Legg Mason Partners Fund Advisor, LLC is the investment manager of the Legg Mason Partners Variable Equity Trust.

Neuberger Berman Management, LLC is the investment adviser of the Neuberger Berman Advisers Management Trust.

OppenheimerFunds, Inc. is the investment adviser of the Oppenheimer Variable Account Funds.

The following Investment Options are added as available Investment Options within the Custom Model program:

•	American Funds IS Growth Fund is added to Category B
•	American Funds IS Growth-Income Fund is added to Category B
•	American Funds IS Asset Allocation Fund is added to Category D

The following portfolio has been added as an allowable Investment Option under the Investment Allocation Requirements subsection in the OPTIONAL LIVING BENEFIT RIDERS section:

American Funds IS Asset Allocation Fund

The second paragraph of the Service Arrangements subsection under the ADDITIONAL INFORMATION section is amended to include the following:

Legg Mason Investor Services, LLC, pays us for each Legg Mason Partners Variable Equity Trust portfolio (Class II) held by our separate accounts. Neuberger Berman Management LLC pays us for each Neuberger Berman Advisers Management Trust portfolio (Class S) held by our separate accounts. OppenheimerFunds Distributor, Inc. pays us for each Oppenheimer Variable Account Funds portfolio (Service Shares) held by our separate accounts.

Form No. NYODSUP1015